FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Detailed information about financial instruments
The classifications and methods of measurement subsequent to initial recognition of our financial assets and financial liabilities are as follows:

Financial instrument	Classification and measurement method

Financial assets
Cash and cash equivalents	Amortized cost
Restricted cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Financing receivables	Amortized cost
Investments, measured at FVTOCI	FVTOCI with no reclassification to net income [1]

Financial liabilities
Bank advances	Amortized cost
Short-term borrowings	Amortized cost
Accounts payable	Amortized cost
Accrued liabilities	Amortized cost
Long-term debt	Amortized cost
Lease liabilities	Amortized cost

Derivatives [2]
Debt derivatives [3]	FVTOCI and FVTPL
Interest rate derivatives	FVTOCI
Expenditure derivatives	FVTOCI
Equity derivatives	FVTPL [4]
[1]    Subsequently measured at fair value with changes recognized in the FVTOCI investment reserve.
[2]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
[3]    Debt derivatives related to our credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes and are measured at FVTPL. All debt derivatives related to our senior notes and debentures are designated as hedges for accounting purposes and are measured at FVTOCI, with the exception of the debt derivatives related to our US dollar-denominated notes due 2025, which are not designated as hedges for accounting purposes.
[4]    Subsequent changes are offset against stock-based compensation expense or recovery in "operating costs".
We use derivative instruments to manage risks related to certain activities in which we are involved. They include:

Derivatives	The risk they manage	Types of derivative instruments
Debt derivatives	Impact of fluctuations in foreign exchange rates on principal and interest payments for US dollar-denominated senior and subordinated notes and debentures, credit facility borrowings, commercial paper borrowings, and certain lease liabilities	Cross-currency interest rate exchange agreements Forward cross-currency interest rate exchange agreements Forward foreign exchange agreements
Interest rate derivatives	Impact of fluctuations in market interest rates on forecast interest payments for expected long-term debt	Forward interest rate agreements Interest rate swap agreements Bond forwards
Expenditure derivatives	Impact of fluctuations in foreign exchange rates on forecast US dollar-denominated expenditures	Forward foreign exchange agreements and foreign exchange option agreements
Equity derivatives	Impact of fluctuations in share price of our Class B Non-Voting Shares on stock-based compensation expense	Total return swap agreements
We design and implement the risk management strategies discussed below to ensure our risks and the related exposures are consistent with our business objectives and risk tolerance. Below is a summary of our potential risk exposures by financial instrument.

Financial instrument	Financial risks

Financial assets
Cash and cash equivalents	Credit and foreign exchange
Accounts receivable	Credit and foreign exchange
Financing receivables	Credit
Investments, measured at FVTOCI	Liquidity, market price, and foreign exchange

Financial liabilities
Bank advances	Liquidity
Short-term borrowings	Liquidity, foreign exchange, and interest rate
Accounts payable	Liquidity
Accrued liabilities	Liquidity
Long-term debt	Liquidity, foreign exchange, and interest rate
Lease liabilities	Liquidity and foreign exchange

Derivatives [1]
Debt derivatives	Credit, liquidity, and foreign exchange
Interest rate derivatives	Credit, liquidity, and interest rate
Expenditure derivatives	Credit, liquidity, and foreign exchange
Equity derivatives	Credit, liquidity, and market price
[1]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
Below is a summary of our net (liability) asset position for our various derivatives and a summary of the derivative instruments assets and derivative instruments liabilities reflected on our Consolidated Statements of Financial Position.

	As at December 31, 2023
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)	Current	Long-term
Debt derivatives accounted for as cash flow hedges:
As assets	4,557	1.1583	5,278	599	29	570
As liabilities	10,550	1.3055	13,773	(1,069)	(26)	(1,043)
Short-term debt derivatives not accounted for as hedges:
As liabilities	3,354	1.3526	4,537	(101)	(101)	—
Net mark-to-market debt derivative liability				(571)	(98)	(473)
Expenditure derivatives accounted for as cash flow hedges:
As assets	600	1.3147	789	4	3	1
As liabilities	1,050	1.3315	1,398	(19)	(7)	(12)
Net mark-to-market expenditure derivative liability				(15)	(4)	(11)
Equity derivatives not accounted for as hedges:
As assets	—	—	324	48	48	—
Net mark-to-market equity derivative asset				48	48	—

Net mark-to-market liability				(538)	(54)	(484)

	As at December 31, 2022
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)	Current	Long-term
Debt derivatives accounted for as cash flow hedges:
As assets	7,834	1.1718	9,180	1,330	469	861
As liabilities	7,491	1.3000	9,738	(414)	(16)	(398)
Short-term debt derivatives not accounted for as hedges:
As assets	1,173	1.2930	1,517	72	72	—
Net mark-to-market debt derivative asset				988	525	463
Expenditure derivatives accounted for as cash flow hedges:
As assets	960	1.2500	1,200	94	94	—
Net mark-to-market expenditure derivative asset				94	94	—
Equity derivatives not accounted for as hedges:
As assets	—	—	295	54	54	—

Net mark-to-market asset				1,136	673	463

Analysis of age of financial assets that are past due but not impaired
Below is a summary of the aging of our customer accounts receivable, including financing receivables, net of the respective allowances for doubtful accounts.

	As at December 31
(In millions of dollars)	2023	2022

Customer accounts receivable
Unbilled financing receivables	3,212	2,808
Less than 30 days past billing date	1,270	977
30-60 days past billing date	324	236
61-90 days past billing date	118	111
Greater than 90 days past billing date	101	103

Total customer accounts receivable (net of allowances of $211 and $182, respectively)	5,025	4,235
Total contract assets (net of allowances of $2 and $2, respectively)	276	197

Total customer accounts receivable and contract assets	5,301	4,432

Below is a summary of the activity related to our allowance for doubtful accounts on total customer accounts receivable and contract assets.

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Balance, beginning of year		184	243
Allowance for doubtful accounts expense [1]		176	87
Acquired in business combination	3	31	—
Net use		(178)	(146)

Balance, end of year		213	184
[1]    Includes a $60 million reversal in 2022 of the remaining incremental $90 million COVID-19-related allowance for doubtful accounts recognized in 2020.

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2023 and 2022.

December 31, 2023	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,750	1,750	1,750	—	—	—
Accounts payable and accrued liabilities	4,221	4,221	4,221	—	—	—
Long-term debt [1]	40,855	41,895	1,100	8,607	8,351	23,837
Lease liabilities	2,593	3,283	504	1,002	405	1,372
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,187	1,591	596	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,182)	(1,587)	(595)	—	—
Equity derivative instruments	—	(48)	(48)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	19,051	228	3,197	2,625	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(19,980)	(228)	(3,154)	(2,711)	(13,887)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	4,538	4,538	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(4,437)	(4,437)	—	—	—
Net carrying amount of derivatives liability	538
	50,006	50,327	7,633	9,655	8,712	24,327
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2022	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,985	2,985	2,985	—	—	—
Accounts payable and accrued liabilities	3,722	3,722	3,722	—	—	—
Long-term debt [1]	31,733	32,855	1,828	4,152	6,954	19,921
Lease liabilities	2,028	2,616	362	716	320	1,218
Other long-term financial liabilities	10	10	—	3	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,200	1,200	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,300)	(1,300)	—	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	20,221	1,543	2,382	3,295	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(22,131)	(1,986)	(2,470)	(3,454)	(14,221)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	215	215	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(215)	(215)	—	—	—
Net carrying amount of derivatives (asset)	(1,136)
	39,342	40,124	8,300	4,783	7,117	19,924
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2023.

(In millions of dollars)
2024	1,100
2025	3,499
2026 [1]	5,108
2027 [1]	4,906
2028	3,445
Thereafter	23,837
Total long-term debt	41,895
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2023.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	181	241	64	—	486
Purchase obligations [2]	559	448	187	265	1,459
Program rights [3]	734	1,000	173	60	1,967

Total commitments	1,474	1,689	424	325	3,912
[1]    Toronto Blue Jays players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for sports broadcasting programs and films for periods in excess of one year at contract inception.

Disclosure of maturity analysis for derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2023 and 2022.

December 31, 2023	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	1,750	1,750	1,750	—	—	—
Accounts payable and accrued liabilities	4,221	4,221	4,221	—	—	—
Long-term debt [1]	40,855	41,895	1,100	8,607	8,351	23,837
Lease liabilities	2,593	3,283	504	1,002	405	1,372
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,187	1,591	596	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,182)	(1,587)	(595)	—	—
Equity derivative instruments	—	(48)	(48)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	19,051	228	3,197	2,625	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(19,980)	(228)	(3,154)	(2,711)	(13,887)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	4,538	4,538	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(4,437)	(4,437)	—	—	—
Net carrying amount of derivatives liability	538
	50,006	50,327	7,633	9,655	8,712	24,327
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2022	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,985	2,985	2,985	—	—	—
Accounts payable and accrued liabilities	3,722	3,722	3,722	—	—	—
Long-term debt [1]	31,733	32,855	1,828	4,152	6,954	19,921
Lease liabilities	2,028	2,616	362	716	320	1,218
Other long-term financial liabilities	10	10	—	3	2	5
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	1,200	1,200	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(1,300)	(1,300)	—	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	20,221	1,543	2,382	3,295	13,001
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(22,131)	(1,986)	(2,470)	(3,454)	(14,221)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	215	215	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(215)	(215)	—	—	—
Net carrying amount of derivatives (asset)	(1,136)
	39,342	40,124	8,300	4,783	7,117	19,924
[1] Reflects repayment of the subordinated notes issued in December 2021 and February 2022 on the five-year anniversary.
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Summary of net interest payments
Below is a summary of the net interest payments over the life of the long-term debt, including the impact of the associated debt derivatives, as at December 31, 2023 and 2022.

December 31, 2023	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	2,049	3,784	2,608	14,201

December 31, 2022	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	1,503	2,639	2,163	13,345

Sensitivity analysis for interest rate risk
Below is a sensitivity analysis for significant exposures with respect to our publicly traded investments, expenditure derivatives, debt derivatives, interest rate derivatives, short-term borrowings, senior notes, and bank credit facilities as at December 31, 2023 and 2022 with all other variables held constant. It shows how net income and other comprehensive income would have been affected by changes in the relevant risk variables.

	Net income		Other comprehensive income
(Change in millions of dollars)	2023	2022	2023	2022
Share price of publicly traded investments
$1 change	—	—	—	17
Expenditure derivatives - change in foreign exchange rate
$0.01 change in Cdn$ relative to US$	—	—	9	7
Short-term borrowings
1% change in interest rates	13	22	—	—
Bank credit facilities (floating)
1% change in interest rates	32	—	—	—

Net cash proceeds (payments) on debt derivatives and forward contracts
Below is a summary of the net cash proceeds on debt derivatives and forward contracts.

	Years ended December 31
(In millions of dollars)	2023	2022

Proceeds on debt derivatives related to US commercial paper	2,486	9,522
Proceeds on debt derivatives related to credit facility borrowings	47,126	507
Proceeds on debt derivatives related to senior notes	3,232	987
Total proceeds on debt derivatives	52,844	11,016

Payments on debt derivatives related to US commercial paper	(2,506)	(9,458)
Payments on debt derivatives related to credit facility borrowings	(47,136)	(498)
Payments on debt derivatives related to senior notes	(2,710)	(1,019)
Total payments on debt derivatives	(52,352)	(10,975)

Net proceeds on settlement of debt derivatives	492	41
Proceeds on Canadian dollar-denominated interest rate derivatives	—	113
Payments on US dollar-denominated Interest rate derivatives	—	(165)

Net proceeds (payments) on settlement of debt derivatives and forward contracts	492	(11)

Changes in fair value of derivative instruments
Below is a summary of the changes in fair value of our derivative instruments for 2023 and 2022.

Year ended December 31, 2023	Debt derivatives (hedged)	Debt derivatives (unhedged)	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	916	72	94	54	1,136
Proceeds received from settlement of derivatives	(3,232)	(49,612)	(1,297)	—	(54,141)
Payment on derivatives settled	2,710	49,642	1,479	—	53,831
Decrease in fair value of derivatives	(864)	(203)	(291)	(6)	(1,364)

Derivative instruments, end of year	(470)	(101)	(15)	48	(538)

Mark-to-market asset	599	—	4	48	651
Mark-to-market liability	(1,069)	(101)	(19)	—	(1,189)

Mark-to-market (liability) asset	(470)	(101)	(15)	48	(538)

Year ended December 31, 2022	Debt derivatives (hedged)	Debt derivatives (unhedged)	Interest rate derivatives	Expenditure derivatives	Equity derivatives	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	1,110	11	(243)	(19)	36	895
Proceeds received from settlement of derivatives	(987)	(10,029)	(112)	(1,248)	—	(12,376)
Payment on derivatives settled	1,019	9,956	165	1,239	—	12,379
(Decrease) increase in fair value of derivatives	(226)	134	190	122	18	238

Derivative instruments, end of year	916	72	—	94	54	1,136

Mark-to-market asset	1,330	72	—	94	54	1,550
Mark-to-market liability	(414)	—	—	—	—	(414)

Mark-to-market asset	916	72	—	94	54	1,136

Derivative instruments details
During 2023 and 2022, we entered and settled debt derivatives related to our credit facility borrowings and US CP program as follows:

	Year ended December 31, 2023			Year ended December 31, 2022
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	38,205	1.348	51,517	—	—	—
Debt derivatives settled	34,964	1.348	47,126	400	1.268	507
Net cash (paid) received on settlement			(10)			9

US commercial paper program
Debt derivatives entered	1,803	1.357	2,447	6,745	1.302	8,781
Debt derivatives settled	1,848	1.345	2,486	7,292	1.306	9,522
Net cash (paid) received on settlement			(20)			64

We did not enter into any debt derivatives related to senior notes issued in 2023. In 2022, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the US dollar-denominated senior notes issued (see note 23). Below is a summary of the debt derivatives we entered to hedge senior and subordinated notes issued during 2022.

(In millions of dollars, except for coupon and interest rates)
		US$		Hedging effect
Effective date	Principal/Notional amount (US$)	Maturity date	Coupon rate	Fixed hedged (Cdn$) interest rate [1]	Equivalent (Cdn$)

2022 issuances
February 11, 2022	750	2082	5.250%	5.635%	951
March 11, 2022 [2]	1,000	2025	2.950%	2.451%	1,334
March 11, 2022	1,300	2027	3.200%	3.413%	1,674
March 11, 2022	2,000	2032	3.800%	4.232%	2,567
March 11, 2022	750	2042	4.500%	5.178%	966
March 11, 2022	2,000	2052	4.550%	5.305%	2,564
[1]    Converting from a fixed US$ coupon rate to a weighted average Cdn$ fixed rate.
[2] The derivatives associated with our US$1 billion senior notes due 2025 have not been designated as hedges for accounting purposes.
During 2023 and 2022, we entered and settled debt derivatives related to our outstanding lease liabilities as follows:

	Year ended December 31, 2023			Year ended December 31, 2022
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Debt derivatives entered	274	1.336	366	156	1.321	206
Debt derivatives settled	142	1.310	186	124	1.306	162
Below is a summary of the expenditure derivatives we entered and settled during 2023 and 2022 to manage foreign exchange risk related to certain forecast expenditures.

	Year ended December 31, 2023			Year ended December 31, 2022
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Expenditure derivatives entered	1,650	1.325	2,187	852	1.251	1,066
Expenditure derivatives acquired	212	1.330	282	—	—	—
Expenditure derivatives settled	1,172	1.262	1,479	960	1.291	1,239

Fair value measurement of assets
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)		Fair value (Level 3)
(In millions of dollars)	2023	2022	2023	2022	2023	2022	2023	2022
Financial assets
Investments, measured at FVTOCI:
Investments in publicly traded companies	—	1,200	—	1,200	—	—	—	—
Investments in private companies	118	53	—	—	—	—	118	53
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	599	1,330	—	—	599	1,330	—	—
Debt derivatives not accounted for as hedges	—	72	—	—	—	72	—	—
Expenditure derivatives accounted for as cash flow hedges	4	94	—	—	4	94	—	—
Equity derivatives not accounted for as hedges	48	54	—	—	48	54	—	—
Total financial assets	769	2,803	—	1,200	651	1,550	118	53

Financial liabilities
Long-term debt (including current portion)	40,855	31,733	—	—	39,001	29,355	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,069	414	—	—	1,069	414	—	—
Debt derivatives not accounted for as hedges	101	—	—	—	101	—	—	—
Expenditure derivatives accounted for as cash flow hedges	19	—	—	—	19	—	—	—
Total financial liabilities	42,044	32,147	—	—	40,190	29,769	—	—

Fair value measurement of liabilities
Below is a summary of the financial instruments carried at fair value.

					As at December 31
	Carrying value		Fair value (Level 1)		Fair value (Level 2)		Fair value (Level 3)
(In millions of dollars)	2023	2022	2023	2022	2023	2022	2023	2022
Financial assets
Investments, measured at FVTOCI:
Investments in publicly traded companies	—	1,200	—	1,200	—	—	—	—
Investments in private companies	118	53	—	—	—	—	118	53
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	599	1,330	—	—	599	1,330	—	—
Debt derivatives not accounted for as hedges	—	72	—	—	—	72	—	—
Expenditure derivatives accounted for as cash flow hedges	4	94	—	—	4	94	—	—
Equity derivatives not accounted for as hedges	48	54	—	—	48	54	—	—
Total financial assets	769	2,803	—	1,200	651	1,550	118	53

Financial liabilities
Long-term debt (including current portion)	40,855	31,733	—	—	39,001	29,355	—	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	1,069	414	—	—	1,069	414	—	—
Debt derivatives not accounted for as hedges	101	—	—	—	101	—	—	—
Expenditure derivatives accounted for as cash flow hedges	19	—	—	—	19	—	—	—
Total financial liabilities	42,044	32,147	—	—	40,190	29,769	—	—